EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.23

Loan Level Tape Compare Upload
Loans in Report	1
Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
1903386	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
1903386	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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